Payments, by Project - 12 months ended Dec. 31, 2023 - CAD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 4,180	$ 1,880	$ 210	$ 6,270
Midale Unit Working Interest
Total	260	140		400
Weyburn Unit Working Interest
Total	$ 2,380	$ 1,740		$ 4,120